Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 06, 2019	Jul. 30, 2019	Dec. 31, 2020
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Incurred offering costs			$ 17,700,000
Deferred underwriting commissions			$ 10,900,000
Warrants price (in Dollars per share)			$ 1.50
Business combinations fair market, description			The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial business combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes and excluding the amount of any deferred underwriting discount held in trust) at the time of the agreement to enter into the Business Combination. However, the Company will only complete an initial business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Business acquisition, share price (in Dollars per share)			$ 10.00
Business combination tangible assets			$ 5,000,001
Public shares aggregate percentage			20.00%
Obligation to redeem public shares percentage			100.00%
Interest to payable dissolution expenses			$ 100,000
Ownership interests			92.20%
Business combination capital contribution			$ 25,000
Business Combination loans from sponsor			251,000
Cash advance from sponsor			1,270,000
Cash at bank account			112,000
Gain on marketable securities			$ 2,900,000
Business combination, description			Trust Account available to fund a Business Combination (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable), and a working capital deficit of approximately $5.6 million (including approximately $401,000 in tax obligations, which will be paid using investment income held in the Trust Account). In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors intend to, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). As of December 31, 2020, there were no amounts outstanding under any Working Capital Loan.
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering shares (in Shares)		30,000,000
Public share price (in Dollars per share)		$ 10.00
Initial public offering gross proceeds		$ 300,000,000
Over-Allotment Units [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering shares (in Shares)		4,500,000
Public share price (in Dollars per share)		$ 10.00
Underwriters purchased an additional shares (in Shares)	1,411,763
Gross proceeds	$ 14,100,000		$ 14,100,000
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering shares (in Shares)			188,235
Initial public offering gross proceeds			$ 8,000,000
Gross proceeds			$ 282,000
Number of securities called by warrants or rights (in Shares)			5,333,333
Number of securities called by each warrant or right, per share (in Dollars per share)			$ 1.50
Trust Account [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Public share price (in Dollars per share)			$ 10.00
Initial public offering gross proceeds			$ 314,100,000
Founder Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Shares issued (in Shares)			984,706
Business combination, description			(ii) upon and subject to the Closing, subject 900,000 Founder Shares (including any shares of the Company’s Class A common stock issued in exchange therefor in the Merger, the “Founder Earn Back Shares”) held by them (on a pro rata basis) to potential forfeiture, if the volume-weighted average closing sale price (the “Closing VWAP”) of one share of the Company’s Class A common stock quoted on the NYSE (or the exchange on which the shares of the Company’s Class A common stock are then listed) is greater than or equal to $12.00 for any ten trading days within any twenty consecutive trading day period within the five-year period following the Closing. The Founders Stock Letter also provides that the Sponsor will bear any transaction costs in excess of $20,000,000 that are allocable to the Company in accordance with the Business Combination Agreement, excluding any costs associated with the PIPE Financing (as defined below).
Class A common stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering shares (in Shares)		30,000,000
Shares issued (in Shares)			22,500,000
Public offering shares per share (in Dollars per share)			$ 10.00
Aggregate purchase price			$ 225,000,000